Date of approval - Company Statement of Balance Sheet (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	€ 2,566.4	€ 1,675.6	€ 1,515.0	€ 1,224.0
Total assets	14,747.2	13,250.7	12,361.8
Shareholders' equity
Issued share capital	6.5	6.8	7.0
Share premium account	738.5	719.4	719.4	719.4
Other undenominated capital	3.5	3.2	3.0
Retained earnings	4,245.0	4,181.9	4,077.9
Shareholders' equity	4,914.5	5,214.9	4,468.9	€ 4,423.0
Total liabilities and shareholders' equity	€ 14,747.2	€ 13,250.7	€ 12,361.8